Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	$ 610,497	$ 330,049
Other investments — available-for-sale convertible notes	34,402	49,849
Total assets measured at fair value	644,899	379,898
Other current liabilities — IndiaCo Forward Contract Liability		7,907
Total Warrant liabilities, net	15,547	418,908
Total liabilities measured at fair value	15,547	426,815
SoftBank Senior Unsecured Notes Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net	0	279,269
Convertible related party liabilities — 2020 LC Facility Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net	0	139,639
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	610,497	330,049
Other investments — available-for-sale convertible notes	0	0
Total assets measured at fair value	610,497	330,049
Other current liabilities — IndiaCo Forward Contract Liability		0
Total Warrant liabilities, net	0
Total liabilities measured at fair value	0	0
Fair Value, Inputs, Level 1 | SoftBank Senior Unsecured Notes Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		0
Fair Value, Inputs, Level 1 | Convertible related party liabilities — 2020 LC Facility Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	0	0
Other investments — available-for-sale convertible notes	0	0
Total assets measured at fair value	0	0
Other current liabilities — IndiaCo Forward Contract Liability		0
Total Warrant liabilities, net	15,547
Total liabilities measured at fair value	15,547	0
Fair Value, Inputs, Level 2 | SoftBank Senior Unsecured Notes Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		0
Fair Value, Inputs, Level 2 | Convertible related party liabilities — 2020 LC Facility Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents — money market funds and time deposits	0	0
Other investments — available-for-sale convertible notes	34,402	49,849
Total assets measured at fair value	34,402	49,849
Other current liabilities — IndiaCo Forward Contract Liability		7,907
Total Warrant liabilities, net	0
Total liabilities measured at fair value	$ 0	426,815
Fair Value, Inputs, Level 3 | SoftBank Senior Unsecured Notes Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		279,269
Fair Value, Inputs, Level 3 | Convertible related party liabilities — 2020 LC Facility Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Warrant liabilities, net		$ 139,639